Cover	12 Months Ended
Feb. 29, 2024
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	The Company is filing this Amendment No. 1 to its annual report on Form 40-F, as originally filed on May 30, 2024 (the “Form 40-F”), to file (i) the consents of Valentine Eugene Coetzee and David Alan Thompson, which were previously unavailable, and (ii) Exhibit 101, which provides certain items from our Form 40-F formatted in eXtensible Business Reporting Language, which was previously unavailalble. This Form 40-F/A speaks as of the orginal time of filing the Form 40-F and does not reflect events that may have occurred subseqent to such filing. No other amendments are being made to the Form 40-F as originally filed.
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Feb. 29, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--02-29
Entity File Number	001-40416
Entity Registrant Name	American Lithium Corp.
Entity Central Index Key	0001699880
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1030 West Georgia St.
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	604
Local Phone Number	428-6128
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AMLI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	731
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	C T Corporation System